Note 3 - Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 5,216,894	$ 4,334,548
FirstService Residential Segment [Member]
Revenues	2,134,469	1,996,823
FirstService Brands Segment [Member]
Revenues	3,082,425	2,337,725
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	2,857,489	2,122,691
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	216,558	208,704
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 8,378	$ 6,330